Note 4 - Balance Sheet Components - Cash and Cash Equivalents and Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 50,746	$ 53,814	$ 25,229
Gross unrealized gains	0	1	8
Gross unrealized losses	(7)	(4)	(4)
Short-term investments	10,276	9,993	26,494
Investments and Cash	61,029	63,810	51,719
Investments and Cash, Fair Value Disclosure	61,022	63,807	51,723
US Treasury Securities [Member]
Cash and cash equivalents	2,788	4,067	0
Amortized Cost	4,190	14,063	23,802
Gross unrealized gains	0	1	7
Gross unrealized losses	(2)	(4)	(4)
Estimated Fair Value	4,188	14,060	23,805
Short-term investments	1,400	9,993	23,805
Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Cash and cash equivalents			0
Amortized Cost			2,688
Gross unrealized gains			1
Gross unrealized losses			0
Estimated Fair Value			2,689
Short-term investments			2,689
Cash [Member]
Cash and Cash Equivalents, at Carrying Value	3,837	3,583	8,740
Money market funds, Fair Value	3,837	3,583	8,740
Cash and cash equivalents	3,837	3,583	8,740
Money Market Funds [Member]
Cash and Cash Equivalents, at Carrying Value	44,121	46,164	16,489
Money market funds, Fair Value	44,121	46,164	16,489
Cash and cash equivalents	$ 44,121	$ 46,164	$ 16,489